Pensions and other post retirement benefits	12 Months Ended
Mar. 31, 2018
Employee Benefits [Abstract]
Pensions and other post retirement benefits
Pensions and other post-retirement benefits

The majority of employees are either members of a DB (defined benefit) or a DC (defined contribution) pension scheme. In the US we also provide healthcare and life insurance benefits to eligible retired US employees.

The fair value of associated scheme assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised).

We separately present our UK and US pension schemes to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

Defined contribution plans
Most new hires are able to join DC plans in the UK or US. These plans are designed to provide members with a pension pot for their retirement. The risks associated with these plans are assumed by the member.

Payments to these DC plans are charged as an expense as they fall due. There is no legal or constructive obligation on National Grid to pay additional contributions into a DC plan if the fund has insufficient assets to pay all employees’ benefits relating to employee service in the current and prior periods.

Defined benefit schemes
The principal UK schemes are the National Grid UK Pension Scheme (NGUKPS) and the National Grid Electricity Group of the Electricity Supply Pension Scheme (NGEG of the ESPS). In the US, we have four plans and a number of healthcare and life insurance plans.

For DB pension schemes, members receive benefits on retirement, the value of which is dependent on factors such as salary and length of pensionable service. National Grid underwrites both financial and demographic risks associated with this type of scheme.

National Grid’s obligation in respect of DB pension schemes is calculated separately for each DB scheme by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately. The discount rate used is the yield at the valuation date on high-quality corporate bonds.

Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the income statement, the statement of other comprehensive income and the net liability recognised in the statement of financial position.

Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the statement of other comprehensive income.

23. Pensions and other post-retirement benefits continued

UK pension plans

Defined Contribution
The National Grid YouPlan
National Grid pays contributions into YouPlan to provide DC benefits on behalf of employees. National Grid provides a double match of member contributions, up to a maximum of 6% of member salary.

YouPlan was established in 2013 and is the qualifying scheme used for automatic enrolment of new hires. Prior to its establishment, DC benefits were provided through the NGUKPS, which transferred all historical DC benefits to YouPlan in 2013.

Defined Benefit
National Grid’s DB pension arrangements are held in separate trustee administered funds. The arrangements are managed by trustee companies with boards consisting of company and member appointed directors.

The arrangements are subject to independent actuarial funding valuations at least every three years and following consultation and agreement with us, the qualified actuary certifies the employers’ contributions, which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable.

The results of the most recent actuarial valuations are shown below. See page 145 for the assumptions used for IAS 19 purposes.

	Section A of NGUKPS		Section B of NGUKPS		NGEG of ESPS
Latest full actuarial valuation	31 March 2017		31 March 2017		31 March 2016
Actuary	Willis Towers Watson		Willis Towers Watson		Aon Hewitt
Market value of scheme assets at latest valuation	£6,716	m	£5,849	m	£2,553	m
Actuarial value of benefits due to members	£6,627	m	£6,057	m	£3,053	m
Market value as percentage of benefits	101%		97%		84%
Funding surplus/(deficit)	£89	m	(£208m)		(£500m)
Funding surplus/(deficit) net of tax	£74	m	(£173m)		(£415m)

National Grid UK Pension Scheme
With effect from 1 January 2017 the scheme was split into three sections, each of which is legally and actuarially separate. Sections A and B are supported by companies within the National Grid Group, and National Grid makes payments to Sections A and B to cover administration costs and the Pension Protection Fund levy. The scheme closed to new hires on 1 April 2002.

Section C is supported by Cadent Gas Limited which is no longer part of the National Grid Group following the disposal of UK Gas Distribution which completed on 31 March 2017. The disclosures for the current year do not include Section C data. However, the actuarial assumptions adopted will influence our equity accounting for Quadgas HoldCo Limited (the ultimate parent of Cadent Gas Limited).

Section A
Following the actuarial valuation at 31 March 2017, Section A was in surplus. As such, no deficit funding contributions are being made to the section. National Grid and the Trustees have agreed a schedule of contributions whereby the employers will contribute 51.8% of pensionable salary, less member contributions, in respect of ongoing service cost. This rate is deemed to be sufficient to meet the statutory funding objective during the period for which it is in force.

The next actuarial valuation will be performed at 31 March 2019.

Section B
The actuarial valuation as at 31 March 2017 determined that Section B was in deficit. National Grid and the Trustee agreed on a schedule of contributions, whereby deficit funding contributions of approximately £32 million payable by 30 September each year from 2017 onwards until 30 September 2022, with an additional £8 million payable by 30 September 2023. All deficit funding amounts due will be adjusted for the change in the Retail Price Index (RPI) from 31 December 2016 up to three months prior to the date of payment. As a result, the funding shortfall is expected to be eliminated by 30 September 2023.

The employers will also contribute 51.4% of pensionable salary, less member contributions, in respect of ongoing service cost.

The next actuarial valuation will be performed as at 31 March 2019.

23. Pensions and other post-retirement benefits continued

National Grid Electricity Group of the Electricity Supply Pension Scheme
The scheme closed to new hires from 1 April 2006.

The last full actuarial valuation for the NGEG of the ESPS was carried out at 31 March 2016 and determined that the scheme was in deficit. National Grid and the Trustee agreed on a schedule of contribution, whereby deficit funding contributions of £48 million are payable each year from 2016 onwards until 31 March 2027. All deficit funding amounts due will be adjusted for the change in the Retail Price Index (RPI). The funding shortfall is expected to be eliminated by 31 March 2027.

The employer will also contribute 40.7% of pensionable earnings (less member contributions).

The next actuarial valuation is required with an effective date of no later than 31 March 2019.

Security arrangements
National Grid has also established security arrangements with charges in favour of the Trustees. As at 31 March 2018 the required value of these arrangements and principal supporting employers were:

•	Section A of NGUKPS: £315 million, National Grid plc and National Grid UK Limited;

•	Section B of NGUKPS: £179 million, National Grid Gas plc (NGG); and

•	NGEG of ESPS: £250 million, National Grid Electricity Transmission plc (NGET).

The majority of the security is provided in the form of letters of credit with the remainder in surety bonds. The assets held in security will be paid to the respective section or scheme in the event that the relevant supporting employer is subject to an insolvency event or fails to make the required contributions. In addition, counter indemnities have also been taken out to ensure the obligations will be fulfilled.

The following specific conditions apply to the security arrangements:

•
Section B of NGUKPS: The assets will be paid to Section B if NGG is given notice of less than 12 months that Ofgem intends to revoke its licence under the Gas Act 1986, or if NGG grants any charges over its assets other than where agreed with the Trustee.

•	NGEG of ESPS: The asset and an amount in respect of the deficit (to a maximum of £500 million) will be paid to the scheme if NGET ceases to hold a licence granted under the Electricity Act 1989.

In addition to the above, if the credit rating of the supporting employer, as determined by two out of three specified agencies, falls below certain agreed levels for 40 days, the following amounts will be payable:

•	Section A of NGUKPS: £72 million (increased in line with RPI).

•	Section B of NGUKPS: £65 million (increased in line with RPI).

•	NGEG of ESPS: A maximum of £500 million in respect of the deficit.

US pension plans
National Grid has multiple DC pension plans, primarily comprised of employee savings and Company matching contributions. Non-union employees hired after 1 January 2011, as well as new hires in the majority of represented union employees, receive a core contribution into the DC plan, irrespective of the employee’s contribution into the plan.

National Grid also sponsors numerous non-contributory DB pension plans. The DB plans provide retirement benefits to vested union employees, as well as vested non-union employees hired before 1 January 2011. Benefits under these plans generally reflect age, years of service and compensation and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. The assets of the plans are held in trusts and administered by fiduciary committees comprised of appointed employees of the Company.

US retiree healthcare and life insurance plans
National Grid provides healthcare and life insurance benefits to eligible retired US employees. Eligibility is based on certain age and length of service requirements and in most cases retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year.

23. Pensions and other post-retirement benefits continued

Risks
National Grid underwrites the financial and demographic risks associated with DB plans, the most significant of which are:

•
Asset volatility: The schemes invest in a variety of asset classes, principally: equities, government securities, corporate bonds and property. Consequently actual returns will differ from the underlying discount rate adopted, impacting on the net balance sheet asset or liability. Each scheme seeks to balance the level of investment return sought with the aim of reducing volatility and risk by means of liability matching asset strategies, diversification of asset portfolios, interest rate hedging and management of foreign exchange exposure. In taking this approach, reference is made to both the maturity of liabilities and the funding level of that scheme.

•
Changes in bond yields: Liabilities are calculated using discount rates set with reference to yields on high-quality corporate bonds prevailing in the US and UK debt markets and will fluctuate as yields change.

•	Inflation risk: Changes in inflation will affect current and future pensions, but are partially mitigated though investing in inflation matching assets and hedging instruments.

•
Member longevity: Longevity is a key driver of liabilities and changes in expected mortality will have a direct impact on liabilities. In aggregate, the liabilities are relatively mature which mitigates the risk to a certain extent. The NGEG of ESPS holds a longevity insurance contract which covers exposure to improvements in longevity, providing long-term protection and income to the scheme in the event that members live longer than currently expected.

Actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities.

	UK pensions
	2018	2017	2016
	%	%	%
Discount rate[1] – past service[2]	2.60	2.40	3.30
Discount rate[1] – future service[2]	2.65	2.65	3.30
Rate of increase in salaries[3]	3.40	3.50	3.20
Rate of increase in RPI – past service[4]	3.15	3.20	2.90
Rate of increase in RPI – future service[4]	3.10	3.15	2.90

1.	The discount rates for pension liabilities have been determined by reference to appropriate yields on high-quality corporate bonds prevailing in the UK debt markets at the reporting date.

2.
In the UK for 2018, National Grid has adopted a different discount rate assumption by increasing the duration of the scheme liabilities to 25 years for future service obligations. This has led to a future service discount rate in the UK of 2.65% for both the 2017 and 2018 year-ends. The 2017 discount rate was 2.40% based on an expected duration of scheme liabilities of 17 years.

3.
A promotional scale has also been used where appropriate. The UK assumption stated is that relating to service prior to 1 April 2013. The UK assumption for the rate of increase in salaries for past service after this date is 2.20% (2017: 2.20%; 2016: 2.10%) and for future service 2.15% (2017: 2.20%; 2016: 2.10%). The rates of increase stated are not indicative of historical increases awarded or a guarantee of future increases, but merely an appropriate assumption utilised in assessing DB liabilities.

4.
This is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only. Consistent with the derivation of the discount rate, the RPI assumption reflects the duration of the active liabilities to be adopted in the calculation of the future service obligations. This approach leads to a RPI assumption for the future service rate of 3.10% p.a. at reporting date (2017: 3.15%; 2016: 2.90%), as compared to the 2017 published assumption of 3.20% for both past service and future service.

	US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016
	%	%	%	%	%	%
Discount rate[1]	4.00	4.25	4.25	4.00	4.25	4.25
Rate of increase in salaries	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.50	7.00	7.50
Ultimate healthcare cost trend rate[2]	n/a	n/a	n/a	4.50	4.50	4.50

1.
The discount rates for pension liabilities have been determined by reference to appropriate yields on high-quality corporate bonds prevailing in the US debt markets at the reporting date with an expected duration of plan liabilities of 17 years.

2.	The ultimate healthcare cost trend rate will reach the ultimate trend in 2026/28 (2017 and 2016: 2024/25).

For sensitivity analysis see note 33.

	2018		2017		2016
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.3	22.0	22.9	21.9	22.8	21.8
Females	23.9	24.2	24.7	24.1	25.2	24.0
In 20 years:
Males	23.7	23.6	25.1	23.6	25.1	23.5
Females	25.5	25.8	27.1	25.7	27.6	25.6

Maturity profile of DB obligations
The weighted average duration of the DB obligation for each category of scheme is 16 years for UK pension schemes; 13 years for US pension schemes and 15 years for US other post-retirement benefits.

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Amounts recognised in the statement of financial position

	2018	2017	2016
	£m	£m	£m
Present value of funded obligations[1]	(23,747)	(25,890)	(28,648)
Fair value of plan assets	23,858	24,375	26,434
	111	(1,515)	(2,214)
Present value of unfunded obligations	(307)	(340)	(304)
Other post-employment liabilities	(67)	(78)	(67)
Net defined benefit liability	(263)	(1,933)	(2,585)
Represented by:
Liabilities	(1,672)	(2,536)	(2,995)
Assets	1,409	603	410
	(263)	(1,933)	(2,585)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations[1]	(14,152)	(15,565)	(19,341)	(6,349)	(6,790)	(5,916)	(3,246)	(3,535)	(3,391)
Fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
	1,178	(76)	60	(319)	(468)	(780)	(748)	(971)	(1,494)
Present value of unfunded obligations	(74)	(80)	(75)	(233)	(260)	(229)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(67)	(78)	(67)
Net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)
Represented by:
Liabilities	(74)	(536)	(300)	(783)	(951)	(1,134)	(815)	(1,049)	(1,561)
Assets	1,178	380	285	231	223	125	—	—	—
	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)

1.	Present value of funded obligations split approximately as follows:

•	UK pensions at 31 March 2018: 10% active members (2017: 12%; 2016: 12%); 18% deferred members (2017: 19%; 2016: 18%); 72% pensioner members (2017: 69%; 2016: 70%)

•	US pensions at 31 March 2018: 38% active members (2017: 38%; 2016: 39%); 8% deferred members (2017: 9%; 2016: 9%); 54% pensioner members (2017: 53%; 2016: 52%)

•	US other post-retirement benefits at 31 March 2018: 38% active members (2017: 39%; 2016: 41%); 0% deferred members (2017: 0%; 2016: 0%); 62% pensioner members (2017: 61%; 2016: 59%)

The recognition of the pension assets in both the UK in relation to the National Grid UK Pension Scheme (NGUKPS) and the Niagara Mohawk Plan in the US reflect legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In both cases we have concluded that the Group has an unconditional right to a refund from the individual plans, including from each Section of the NGUKPS, in the event of a winding up. In the UK, the Trustees must seek the agreement of the Company to any benefit augmentation beyond the provisions set out in the Scheme Rules. In the US, the surplus assets may be used to pay benefits under other Plans, thereby allowing the Company to settle other liabilities under other Plans.

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Amounts recognised in the income statement and statement of other comprehensive income

	2018	2017	2016
	£m	£m	£m
Included within operating costs
Administration costs	16	16	16
Included within payroll costs
Defined benefit scheme costs:
Current service cost	193	232	221
Past service cost – augmentations	1	1	3
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
	202	239	234
Included within finance income and costs
Net interest cost	65	105	112
Included within gain on disposal of discontinued operations
Administration costs	—	5	2
Disposal of UK Gas Distribution	—	34	—
	—	39	2
Total included in income statement[1,2]	283	399	364
Remeasurement gains of pension assets and post-retirement benefit obligations	1,313	348	539
Exchange adjustments	175	(345)	(81)
Total included in the statement of other comprehensive income[2]	1,488	3	458

1.
Amounts recognised in the income statement include operating costs of £nil (2017: £1 million; 2016: £1 million); payroll costs of £nil (2017: £35 million; 2016: £28 million); and net interest of £nil (2017: £2 million income; 2016: £1 million cost) presented within profit from discontinued operations. These amounts all relate to UK pensions.

2.
Amounts recognised in the statement of other comprehensive income include remeasurements of pension assets and post-retirement benefit obligations of £nil (2017: £75 million loss; 2016: £129 million gain) presented within discontinued operations. These amounts all relate to UK pensions.

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	6	6	9	9	9	6	1	1	1
Included within payroll costs
Defined benefit scheme costs:
Current service cost	49	76	74	98	103	95	46	53	52
Past service cost – augmentations	1	1	3	—	—	—	—	—	—
Past service credit – redundancies	(1)	(1)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	9	7	11	—	—	—	—	—	—
	58	83	87	98	103	95	46	53	52
Included within finance income and costs
Net interest cost	3	—	18	27	43	36	35	62	58
Included within gain on disposal of discontinued operations
Administration costs	—	5	2	—	—	—	—	—	—
Disposal of UK Gas Distribution	—	34	—	—	—	—	—	—	—
	—	39	2	—	—	—	—	—	—
Total included in income statement	67	128	116	134	155	137	82	116	111
Remeasurement gains/(losses) of pension assets and post retirement benefit obligations	1,177	(541)	534	27	319	(67)	109	570	72
Exchange adjustments	—	—	—	75	(140)	(33)	100	(205)	(48)
Total included in the statement of other comprehensive income	1,177	(541)	534	102	179	(100)	209	365	24

23. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit liability

	2018	2017	2016
	£m	£m	£m
Opening net defined benefit liability	(1,933)	(2,585)	(3,258)
Cost recognised in the income statement	(283)	(399)	(364)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,488	3	458
Employer contributions	475	1,073	587
Other movements	(10)	(25)	(8)
Closing net defined benefit liability	(263)	(1,933)	(2,585)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit liability	(156)	(15)	(672)	(728)	(1,009)	(1,003)	(1,049)	(1,561)	(1,583)
Cost recognised in the income statement	(67)	(128)	(116)	(134)	(155)	(137)	(82)	(116)	(111)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,177	(541)	534	102	179	(100)	209	365	24
Employer contributions	150	528	239	208	257	231	117	288	117
Other movements	—	—	—	—	—	—	(10)	(25)	(8)
Closing net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2018	2017	2016
	£m	£m	£m
Opening defined benefit obligations	(26,230)	(28,952)	(29,592)
Current service cost	(193)	(232)	(221)
Interest cost	(775)	(1,057)	(1,026)
Actuarial (losses)/gains – experience	(100)	166	659
Actuarial gains – demographic assumptions	671	225	—
Actuarial gains/(losses) – financial assumptions	174	(3,377)	218
Past service credit – redundancies	1	1	1
Special termination benefit cost – redundancies	(9)	(7)	(11)
Past service cost – augmentations	(1)	(1)	(3)
Medicare subsidy received	(21)	(14)	(15)
Obligations transferred on disposal of UK Gas Distribution	—	6,970	—
Employee contributions	(1)	(1)	(2)
Benefits paid	1,285	1,443	1,348
Exchange adjustments	1,145	(1,394)	(308)
Closing defined benefit obligations	(24,054)	(26,230)	(28,952)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(15,645)	(19,416)	(20,125)	(7,050)	(6,145)	(6,055)	(3,535)	(3,391)	(3,412)
Current service cost	(49)	(76)	(74)	(98)	(103)	(95)	(46)	(53)	(52)
Interest cost	(366)	(615)	(649)	(273)	(285)	(242)	(136)	(157)	(135)
Actuarial (losses)/gains – experience	(95)	106	552	(38)	(2)	15	33	62	92
Actuarial gains – demographic assumptions	565	214	—	30	2	—	76	9	—
Actuarial gains/(losses) – financial assumptions	604	(3,751)	—	(279)	37	120	(151)	337	98
Past service credit – redundancies	1	1	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(9)	(7)	(11)	—	—	—	—	—	—
Past service cost – augmentations	(1)	(1)	(3)	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(21)	(14)	(15)
Obligations transferred on disposal of UK Gas Distribution	—	6,970	—	—	—	—	—	—	—
Employee contributions	(1)	(1)	(2)	—	—	—	—	—	—
Benefits paid	770	931	895	362	349	310	153	163	143
Exchange adjustments	—	—	—	764	(903)	(198)	381	(491)	(110)
Closing defined benefit obligations	(14,226)	(15,645)	(19,416)	(6,582)	(7,050)	(6,145)	(3,246)	(3,535)	(3,391)
23. Pensions and other post-retirement benefits continued

Changes in the value of plan assets

	2018	2017	2016
	£m	£m	£m
Opening fair value of plan assets	24,375	26,434	26,408
Interest income	710	952	914
Return on plan assets in excess of/(less than) interest	568	3,334	(338)
Administration costs	(16)	(21)	(18)
Employer contributions	475	1,073	587
Employee contributions	1	1	2
Benefits paid	(1,285)	(1,443)	(1,348)
Exchange adjustments	(970)	1,049	227
Assets transferred on disposal of UK Gas Distribution	—	(7,004)	—
Closing fair value of plan assets	23,858	24,375	26,434
Actual return on plan assets	1,278	4,286	576
Expected contributions to plans in the following year	363	491	686
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,489	19,401	19,453	6,322	5,136	5,052	2,564	1,897	1,903
Interest income	363	615	631	246	242	206	101	95	77
Return on plan assets in excess of/(less than) interest	103	2,890	(18)	314	282	(202)	151	162	(118)
Administration costs	(6)	(11)	(11)	(9)	(9)	(6)	(1)	(1)	(1)
Employer contributions	150	528	239	208	257	231	117	288	117
Employee contributions	1	1	2	—	—	—	—	—	—
Benefits paid	(770)	(931)	(895)	(362)	(349)	(310)	(153)	(163)	(143)
Exchange adjustments	—	—	—	(689)	763	165	(281)	286	62
Assets transferred on disposal of UK Gas Distribution	—	(7,004)	—	—	—	—	—	—	—
Closing fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
Actual return on plan assets	466	3,505	613	560	524	4	252	257	(41)
Expected contributions to plans in the following year	140	128	228	221	229	220	2	134	238

Investment strategy
Each plan’s investment strategy is formulated specifically in order to target specific asset allocations, asset returns and to manage risk. The asset allocation of the plans as at 31 March 2018 is as follows:

	UK pensions[1]	US pensions[2]	US other post-retirement benefits[3]
	%	%	%
Equities	14.6	42.0	60.9
Corporate bonds	25.8	24.8	1.0
Government securities	36.7	16.2	20.4
Property	6.3	4.6	—
Diversified alternatives	5.1	10.3	12.2
Liability matching assets	7.7	—	—
Other	3.8	2.1	5.5
	100.0	100.0	100.0

1.	Of total assets at year-end date, 57.8% is invested in the UK, 18.4% in the US and 23.7% in other countries, including the EU.

2.	Of total assets at year-end date, 88.5% is invested in the US, 1.2% in the UK and 10.3% in other countries.

3.	Of total assets at year-end date, 91.8% is invested within the US, 0.2% in the UK and 8.0% in other countries.
23. Pensions and other post-retirement benefits continued

Investment strategy continued
In the UK, the Trustees as governing body of each scheme are solely responsible for setting the investment strategy and managing risk. The Trustees' responsibilities are set out in the Trust Deeds and Rules. In the US, the fiduciary committee for each respective retirement plan is the Retirement Plan Committee (RPC). The RPC is solely responsible for setting the investment strategy and managing the risk of each plan. The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA).

The Trustees or the RPC where applicable, will perform the following duties:

•
After taking advice from professional investment advisers and consultation with the sponsoring employers, set the key principles, including expected returns, risk and liquidity requirements, after taking into account expected contributions, maturity of the pension liabilities and in the UK, the strength of the covenant.

•
Formulate an investment strategy to manage risk through diversification, including the use of liability matching assets, which move in line with long-term liabilities of the scheme, return seeking assets, some of which are designed to mitigate downside risk and exposure. Where appropriate, the strategies may include interest rate and inflation hedging instruments, and currency hedging to hedge foreign holdings.

•	Review the investment strategies’ performance and risk regularly and amend the portfolios if required.

•
Appoint investment managers with the necessary skills, expertise and credit worthiness to manage the investments. On a regular basis, the performance of the asset managers and their adherence to the investment strategies will be reviewed.

Investments are made predominantly in regulated markets and investments outside of these markets are kept to prudent levels and subject to agreed control ranges.

Asset allocations
Within the asset allocations below there is significant diversification across regions, asset managers, currencies and bond categories.

UK pensions

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities[1]	1,420	813	2,233	2,624	596	3,220	3,272	962	4,234
Corporate bonds[2]	3,949	—	3,949	3,526	—	3,526	5,601	—	5,601
Government securities	5,629	—	5,629	5,406	—	5,406	6,059	—	6,059
Property	129	834	963	90	708	798	90	1,081	1,171
Diversified alternatives[3]	99	690	789	250	628	878	159	505	664
Liability matching assets[4]	1,174	—	1,174	1,162	—	1,162	1,020	—	1,020
Other[5]	211	382	593	63	436	499	649	3	652
	12,611	2,719	15,330	13,121	2,368	15,489	16,850	2,551	19,401

1.	Included within equities at 31 March 2018 were ordinary shares of National Grid plc with a value of £nil (2017: £2 million; 2016: £7 million).

2.	Included within corporate bonds at 31 March 2018 was an investment in a number of bonds issued by subsidiary undertakings with a value of £nil (2017: £nil; 2016: £70 million).

3.	Includes return seeking non-conventional asset classes which include hedge funds, private debt, mezzanine debt, infrastructure debt and fixed income debt instruments.

4.	Includes liability-driven investment vehicles.

5.	Includes cash and cash type instruments.

US pensions

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	577	1,954	2,531	698	1,915	2,613	625	1,508	2,133
Corporate bonds	1,085	413	1,498	1,130	537	1,667	954	483	1,437
Government securities	414	565	979	872	71	943	711	—	711
Property	—	279	279	—	335	335	—	276	276
Diversified alternatives[1]	198	421	619	209	433	642	163	334	497
Other[2]	20	104	124	31	91	122	—	82	82
	2,294	3,736	6,030	2,940	3,382	6,322	2,453	2,683	5,136

1.	Includes return seeking non-conventional asset classes which include hedge funds, real estate debt and limited partnerships.

2.	Includes collateral, liquid investments and cash deposits, debtors and creditors.

US other post-retirement benefits

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	412	1,110	1,522	405	1,162	1,567	281	853	1,134
Corporate bonds	24	—	24	19	—	19	37	1	38
Government securities	508	2	510	520	1	521	390	—	390
Diversified alternatives[1]	161	144	305	166	149	315	122	104	226
Other[2]	—	137	137	—	142	142	—	109	109
	1,105	1,393	2,498	1,110	1,454	2,564	830	1,067	1,897

1.	Includes return seeking non-conventional asset classes which include hedge funds, real estate debt and limited partnerships.

2.	Includes collateral, liquid investments and cash deposits, debtors and creditors.